                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08050

                           The Asia Tigers Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-583-5000

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.25% of holdings)
                  CHINA                                                    7.41%
                  AIRPORT DEVELOPMENT & MAINTENANCE                        0.98%
       1,384,000  Beijing Capital International Airport Co., Ltd.                     $        503,268   $        861,967
                                                                                     -----------------  ------------------
                  INSURANCE                                                0.69%
         360,000  China Life Insurance Co., Limited                                            548,386            606,852
                                                                                     -----------------  ------------------
                  MACHINERY - MATERIAL HANDLING                            1.80%
       1,363,300  Shanghai Zhenhua Port Machinery Co., Class B                                 621,791          1,580,065
                                                                                     -----------------  ------------------
                  OIL COMPANIES - INTEGRATED                               1.54%
          12,199  China Petroleum and Chemical Corp. ADR                                       470,729            701,564
         580,000  Petrochina Co., Ltd.                                                         552,167            657,526
                                                                                     -----------------  ------------------
                                                                                             1,022,896          1,359,090
                                                                                     -----------------  ------------------
                  PETROCHEMICALS                                           0.28%
         510,000  Sinopec Shanghai Petrochemicals Company Limited                              248,679            247,412
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   1.78%
       1,236,603  China Vanke Co., Ltd. Class B                                                294,888          1,123,425
         629,700  Jiangsu Xincheng Real Estate Co., Ltd.                                       510,807            447,087
                                                                                     -----------------  ------------------
                                                                                               805,695          1,570,512
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS                                       0.34%
          29,200  China Techfaith Wireless Communication Technology
                  Ltd. ADR+                                                                    447,609            296,672
                                                                                     -----------------  ------------------
                  TOTAL CHINA                                                                4,198,324          6,522,570
                                                                                     -----------------  ------------------
                  HONG KONG                                                23.25%
                  APPAREL & SHOES MANUFACTURING                            0.69%
       4,600,000  Symphony Holdings, Ltd.                                                      709,042            609,683
                                                                                     -----------------  ------------------
                  CELLULAR TELECOMMUNICATIONS                              2.62%
         358,600  China Mobile (Hong Kong) Ltd.                                              1,145,967          2,309,529
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                1.46%
          88,402  Dah Sing Financial Holdings, Ltd.                                            499,745            738,271
          30,500  HSBC Holdings PLC                                                            347,585            549,854
                                                                                     -----------------  ------------------
                                                                                               847,330          1,288,125
                                                                                     -----------------  ------------------


                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  HONG KONG (CONTINUED)
                  DISTRIBUTION & WHOLESALE                                 1.62%
         187,000  Esprit Holdings, Ltd.                                               $        256,915   $      1,422,126
                                                                                     -----------------  ------------------
                  DIVERSIFIED OPERATIONS                                   1.38%
         133,381  Hutchison Whampoa, Ltd.                                                      593,570          1,216,884
                                                                                     -----------------  ------------------
                  ELECTRIC - GENERATION                                    1.01%
       1,090,000  China Resources Power Holdings Co., Ltd.                                     602,433            892,057
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    0.41%
         372,000  AAC Acoustic Technology Holdings Inc.+                                       359,869            359,016
                                                                                     -----------------  ------------------
                  FINANCE - OTHER SERVICES                                 0.98%
         132,000  Hong Kong Exchanges & Clearing, Ltd.                                         273,917            857,777
                                                                                     -----------------  ------------------
                  HOTELS & MOTELS                                          0.40%
       4,590,000  Regal Hotels International Holdings Ltd.                                     297,999            348,477
                                                                                     -----------------  ------------------
                  MACHINERY - GENERAL INDUSTRY                             1.00%
         596,000  Fongs' Industries Co., Ltd.                                                  498,763            373,495
       1,422,000  Shanghai Prime Machinery Company Limited+                                    506,685            506,860
                                                                                     -----------------  ------------------
                                                                                             1,005,448            880,355
                                                                                     -----------------  ------------------
                  MINING                                                   0.56%
         504,000  Lingbao Gold Company Ltd.                                                    535,008            496,785
                                                                                     -----------------  ------------------
                  NON-FERROUS METALS                                       0.62%
       1,412,000  Hunan Non-Ferrous Metal Corp., Ltd.+                                         370,405            543,269
                                                                                     -----------------  ------------------
                  OIL COMPANIES - EXPLORATION & PRODUCTION                 1.22%
          12,450  CNOOC, Ltd. ADR                                                              614,875          1,068,957
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   4.11%
         103,700  Cheung Kong Holdings, Ltd.                                                   745,670          1,123,570
       2,615,000  Emperor Entertainment Hotel, Ltd.                                            591,618            605,694
       1,400,109  Far East Consortium                                                          405,398            590,942
         272,000  Hopewell Holdings, Ltd.                                                      299,503            775,268
       2,488,261  Shanghai Real Estate Ltd.                                                    549,366            521,906
                                                                                     -----------------  ------------------
                                                                                             2,591,555          3,617,380
                                                                                     -----------------  ------------------



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  HONG KONG (CONTINUED)
                  RETAIL - RESTAURANTS                                     0.56%
         330,000  Cafe De Coral Holdings, Ltd.                                        $        297,250   $        490,886
                                                                                     -----------------  ------------------
                  RETAIL MERCHANDISING                                     0.59%
         970,000  Golden Eagle Retail Group, Ltd.+                                             455,807            517,999
                                                                                     -----------------  ------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           0.50%
       1,812,000  Solomon Systech International, Ltd.                                          664,281            440,686
                                                                                     -----------------  ------------------
                  SHIPBUILDING                                             0.44%
         426,000  Guangzhou Shipyard International Company Ltd.                                261,428            383,722
                                                                                     -----------------  ------------------
                  SUGAR                                                    0.54%
         778,000  Xiwang Sugar Holdings Co., Ltd.                                              353,553            472,532
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS EQUIPMENT                             1.43%
         540,000  Foxconn International Holdings, Ltd.+                                        312,381          1,254,933
                                                                                     -----------------  ------------------
                  TEXTILE - PRODUCTS                                       0.56%
       1,593,950  Victory City International Holdings, Ltd.                                    510,583            496,363
                                                                                     -----------------  ------------------
                  UTILITIES - ELECTRIC & GAS                               0.55%
         214,500  Hong Kong and China Gas Co., Ltd.                                            460,294            485,239
                                                                                     -----------------  ------------------
                  TOTAL HONG KONG                                                           13,519,910         20,452,780
                                                                                     -----------------  ------------------
                  INDIA                                                    7.27%
                  APPLICATIONS SOFTWARE                                    2.00%
          49,552  Infosys Technologies, Ltd.                                                   518,785          1,760,182
                                                                                     -----------------  ------------------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS                  0.15%
          17,988  Unity Infraprojects Ltd.                                                     168,089            132,901
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                0.94%
          58,980  Punjab National Bank, Ltd.                                                   490,396            481,619
          20,015  State Bank of India                                                           82,268            348,221
                                                                                     -----------------  ------------------
                                                                                               572,664            829,840
                                                                                     -----------------  ------------------
                  METAL - DIVERSIFIED                                      0.29%
          22,900  Hindustan Zinc Limited                                                       251,182            254,477
                                                                                     -----------------  ------------------




                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  INDIA (CONTINUED)
                  OIL COMPANIES - EXPLORATION & PRODUCTION                 0.38%
          13,127  Oil and Natural Gas Corp., Ltd.                                     $        303,445   $        331,488
                                                                                     -----------------  ------------------
                  OIL REFINING & MARKETING                                 0.92%
          38,454  Reliance Industries, Ltd.                                                    180,517            808,558
                                                                                     -----------------  ------------------
                  PHARMACEUTICALS                                          0.34%
          78,700  Torrent Pharmaceuticals Ltd.                                                 398,435            303,746
                                                                                     -----------------  ------------------
                  POWER CONVERSION & SUPPLY EQUIPMENT                      1.30%
          26,024  Bharat Heavy Electricals, Ltd.                                               263,730          1,143,077
                                                                                     -----------------  ------------------
                  SHIPBUILDING                                             0.39%
          69,350  ABG Shipyard Limited                                                         559,414            342,803
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS                                       0.56%
          87,160  Reliance Communication Venture                                               406,352            491,866
                                                                                     -----------------  ------------------
                  TOTAL INDIA                                                                3,622,613          6,398,938
                                                                                     -----------------  ------------------
                  INDONESIA                                                3.84%
                  COMMERCIAL BANKS - NON-US                                0.66%
       1,258,830  PT Bank Central Asia TBK                                                     333,342            579,450
                                                                                     -----------------  ------------------
                  METAL PROCESSORS & FABRICATION                           0.63%
      29,500,000  PT Bakrie and Brothers TBK+                                                  500,647            552,922
                                                                                     -----------------  ------------------
                  OIL & GAS                                                0.75%
         509,500  PT Perusahaan Gas Negara                                                     645,483            662,856
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS SERVICES                              1.07%
       1,149,500  PT Telekomunikasi Indonesia                                                  552,962            944,187
                                                                                     -----------------  ------------------
                  TRANSPORTATION - MARINE                                  0.73%
       3,271,000  PT Berlian Laju Tanker TBK                                                   504,329            641,938
                                                                                     -----------------  ------------------
                  TOTAL INDONESIA                                                            2,536,763          3,381,353
                                                                                     -----------------  ------------------
                  MALAYSIA                                                 3.01%
                  AGRICULTURAL OPERATIONS                                  0.83%
         165,200  IOI Corp. BHD                                                                270,086            736,230
                                                                                     -----------------  ------------------



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  MALAYSIA (CONTINUED)
                  COMMERCIAL BANKS - NON-US                                0.70%
         365,400  Bumiputra - Commerce Holdings BHD                                   $        457,078   $        614,411
                                                                                     -----------------  ------------------
                  RESORTS & THEME PARKS                                    0.69%
         196,500  Resorts World BHD                                                            453,803            607,095
                                                                                     -----------------  ------------------
                  RUBBER & PLASTIC                                         0.79%
         278,700  Top Glove Corporation BHD                                                    687,717            693,416
                                                                                     -----------------  ------------------
                  TOTAL MALAYSIA                                                             1,868,684          2,651,152
                                                                                     -----------------  ------------------
                  SINGAPORE                                                10.95%
                  COMMERCIAL BANKS - NON-US                                1.42%
         109,100  DBS Group Holdings, Ltd.                                                     699,870          1,252,671
                                                                                     -----------------  ------------------
                  DIVERSIFIED OPERATIONS                                   0.99%
          90,000  Keppel Corp., Ltd.                                                           649,687            873,509
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    0.56%
       1,120,000  United Test and Assembly Center Limited+                                     707,500            490,231
                                                                                     -----------------  ------------------
                  FOOD & HOUSEHOLD PRODUCTS                                1.32%
         808,000  Want Want Holdings, Ltd.                                                     820,096          1,163,520
                                                                                     -----------------  ------------------
                  FOOD - MEAT PRODUCTS                                     0.77%
       1,058,500  People's Food Holdings, Ltd.                                                 569,072            678,181
                                                                                     -----------------  ------------------
                  FOOD - WHOLESALE / DISTRIBUTION                          0.61%
         618,000  Olam International, Ltd.                                                     602,366            541,005
                                                                                     -----------------  ------------------
                  OIL FIELD MACHINE & EQUIPMENT                            0.48%
         323,000  KS Energy Services Limited                                                   405,617            417,990
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   0.77%
         272,500  Keppel Land, Ltd.                                                            196,844            677,620
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS SERVICES                              1.12%
         597,720  Singapore Telecommunications, Ltd.                                           784,026            982,045
                                                                                     -----------------  ------------------
                  TRANSPORTATION - MARINE                                  2.91%
       1,006,000  Cosco Corp. (Singapore) Ltd.                                                 603,229            976,389



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  SINGAPORE (CONTINUED)
                  TRANSPORTATION - MARINE (CONTINUED)
         999,000  Ezra Holdings, Ltd.                                                 $        518,927   $      1,584,306
                                                                                     -----------------  ------------------
                                                                                             1,122,156          2,560,695
                                                                                     -----------------  ------------------
                  TOTAL SINGAPORE                                                            6,557,234          9,637,467
                                                                                     -----------------  ------------------
                  SOUTH KOREA                                              26.32%
                  AUTO - CARS & LIGHT TRUCKS                               1.19%
          13,700  Hyundai Motor Co.                                                            564,529          1,047,891
                                                                                     -----------------  ------------------
                  AUTOMOTIVE PARTS-EQUIPMENT                               0.62%
           6,570  Hyundai Mobis                                                                554,032            545,839
                                                                                     -----------------  ------------------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS                  1.37%
          18,030  GS Engineering & Construction Corp.                                          403,459          1,207,408
                                                                                     -----------------  ------------------
                  CELLULAR TELECOMMUNICATIONS                              1.97%
           8,331  SK Telecom Co., Ltd.                                                       1,466,331          1,730,358
                                                                                     -----------------  ------------------
                  CIRCUIT BOARDS                                           0.30%
          81,169  Sanyang Electro Mechanics Co., Ltd.+                                         555,917            260,740
                                                                                     -----------------  ------------------
                  CIRCUITS                                                 0.59%
          17,450  Core Logic, Inc.                                                             614,669            524,029
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                2.58%
          25,981  Kookmin Bank                                                                 731,247          2,267,255
                                                                                     -----------------  ------------------
                  DIVERSIFIED FINANCIAL SERVICES                           2.82%
          13,920  Korea Investment Holdings Co., Ltd.                                          487,194            522,164
          39,770  Shinhan Financial Group Co., Ltd.                                            607,945          1,955,833
                                                                                     -----------------  ------------------
                                                                                             1,095,139          2,477,997
                                                                                     -----------------  ------------------
                  ELECTRIC - INTEGRATED                                    0.54%
          12,710  Korea Electric Power Corp.                                                   338,311            476,110
                                                                                     -----------------  ------------------
                  ELECTRIC PRODUCTS - MISCELLANEOUS                        8.22%
          11,366  Samsung Electronics Co., Ltd.                                              3,070,107          7,230,855
                                                                                     -----------------  ------------------



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  SOUTH KOREA (CONTINUED)
                  NON-FERROUS METALS                                       1.10%
          10,890  Korea Zinc Co., Ltd.                                                $        348,012   $        965,139
                                                                                     -----------------  ------------------
                  PROPERTY & CASUALTY INSURANCE                            0.75%
          51,330  LIG Non-Life Insurance Co., Ltd.                                             296,637            663,310
                                                                                     -----------------  ------------------
                  RETAIL - DISCOUNT                                        1.12%
           1,990  Shinsegae Co., Ltd.                                                          558,276            982,819
                                                                                     -----------------  ------------------
                  SHIPBUILDING                                             1.29%
          46,090  Samsung Heavy Industries                                                     602,185          1,133,321
                                                                                     -----------------  ------------------
                  STEEL - PRODUCERS                                        1.86%
           5,625  POSCO                                                                        710,822          1,371,377
           4,350  POSCO ADR                                                                    123,672            268,395
                                                                                     -----------------  ------------------
                                                                                               834,494          1,639,772
                                                                                     -----------------  ------------------
                  TOTAL SOUTH KOREA                                                         12,033,345         23,152,843
                                                                                     -----------------  ------------------
                  TAIWAN                                                   12.82%
                  ATHLETIC EQUIPMENT                                       0.78%
         119,000  Johnson Health Tech Co., Ltd.                                                605,773            686,790
                                                                                     -----------------  ------------------
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 0.83%
         990,350  Taiwan Cement Corp.                                                          544,565            730,333
                                                                                     -----------------  ------------------
                  COMPUTERS                                                2.13%
         290,669  Advantech Co., Ltd.                                                          370,818            887,593
               1  Compal Electronics, Inc.                                                           1                  1
          44,400  High Tech Computer Corp.                                                     450,372            987,028
                                                                                     -----------------  ------------------
                                                                                               821,191          1,874,622
                                                                                     -----------------  ------------------
                  DIVERSIFIED FINANCIAL SERVICES                           0.61%
         694,876  Chinatrust Financial Holding Co., Ltd.                                       502,547            541,082
                                                                                     -----------------  ------------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS                    2.86%
         181,000  Asustek Computer Incorporated                                                560,356            406,791
         355,562  HON HAI Precision Industry                                                 1,030,503          2,106,359
                                                                                     -----------------  ------------------
                                                                                             1,590,859          2,513,150
                                                                                     -----------------  ------------------



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  TAIWAN (CONTINUED)
                  HOSPITAL BEDS / EQUIPMENT                                0.95%
         419,000  Pihsiang Machinery Manufacturing Company Limited                    $        660,129   $        832,933
                                                                                     -----------------  ------------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           4.62%
         863,583  Advanced Semiconductor Engineering, Inc.                                     620,026            756,835
         106,087  Novatek Microelectronics Corp., Ltd.                                         482,776            521,558
         811,000  Powerchip Semiconductor Corp.                                                555,450            532,445
       1,345,667  Taiwan Semiconductor Manufacturing Co., Ltd.                               2,076,883          2,251,818
                                                                                     -----------------  ------------------
                                                                                             3,735,135          4,062,656
                                                                                     -----------------  ------------------
                  TELECOMMUNICATIONS                                       0.04%
           8,700  Compal Communications, Inc.                                                   25,234             34,271
                                                                                     -----------------  ------------------
                  TOTAL TAIWAN                                                               8,485,433         11,275,837
                                                                                     -----------------  ------------------
                  THAILAND                                                 4.00%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION                 0.60%
          88,320  Siam Cement PCL                                                              347,055            527,492
                                                                                     -----------------  ------------------
                  COMMERCIAL BANKS - NON-US                                0.19%
         114,000  Siam Commercial Bank PCL                                                     154,471            170,217
                                                                                     -----------------  ------------------
                  ELECTRIC - GENERATION                                    0.68%
         756,000  Glow Energy PCL                                                              488,623            599,366
                                                                                     -----------------  ------------------
                  OIL & GAS                                                1.80%
         346,100  PTT Exploration & Production PCL                                             555,818          1,070,129
         303,200  Thai Oil Public Company Limited                                              509,471            516,818
                                                                                     -----------------  ------------------
                                                                                             1,065,289          1,586,947
                                                                                     -----------------  ------------------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT                   0.73%
       1,268,000  Central Pattana Public Company Limited                                       534,288            636,681
                                                                                     -----------------  ------------------
                  TOTAL THAILAND                                                             2,589,726          3,520,703
                                                                                     -----------------  ------------------
                  UNITED STATES                                            0.38%
                  ADVERTISING SALES                                        0.38%
           5,300  Focus Media Holding Limited ADR+                                             299,709            331,833
                                                                                     -----------------  ------------------



                                                                                                 THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                                     JULY 31, 2006
                                                                                                              (UNAUDITED)
NUMBER                                                                 PERCENT OF
OF SHARES         SECURITY                                             HOLDINGS              COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
                  TOTAL UNITED STATES                                                          299,709            331,833
                                                                                     -----------------  ------------------
                  TOTAL COMMON STOCKS                                                       55,711,741         87,325,476
                                                                                     -----------------  ------------------

PREFERRED STOCK (0.75% of holdings)
                  THAILAND                                                 0.75%
                  COMMERCIAL BANKS - NON-US                                0.75%
         444,205  Siam Commercial Bank PCL - 5.25% Preferred                          $        151,802   $        663,255
                                                                                     -----------------  ------------------
                  TOTAL THAILAND                                                               151,802            663,255
                                                                                     -----------------  ------------------
                  TOTAL PREFERRED STOCK                                                        151,802            663,255
                                                                                     -----------------  ------------------

                  TOTAL INVESTMENTS                                         100.00%         55,863,543         87,988,731
                                                                                     -----------------  ------------------
FOOTNOTES AND ABBREVIATIONS
                  ADR      --  American Depository Receipts
                  +        Non-Income producing security.
                  ++       As of October 31, 2005, the aggregate cost for federal income tax purposes was $53,213,113.
                           The + aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
                              Excess of value over tax cost                           $     23,691,871
                              Excess of tax cost over value                                 (1,224,790)
                                                                                     -----------------
                                                                                      $     22,467,081
                                                                                     =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Asia Tigers Fund, Inc.
             ------------------------------------------------------------------

By (Signature and Title)*  /s/ Prakash A. Melwani
                         ------------------------------------------------------
                           Prakash A. Melwani, President
                           (principal executive officer)

Date     August 25, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Prakash A Melwani
                         ------------------------------------------------------
                           Prakash A. Melwani, President
                           (principal executive officer)

Date     August 25, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Brian S. Chase
                         ------------------------------------------------------
                           Brian S. Chase, Treasurer
                           (principal financial officer)

Date     August 25, 2006
    ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.